Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) Securities $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule.
Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

As noted above, we granted a stock option to Mr. Charles Willis in March 2025 that was subsequently cancelled without being exercised. In accordance with the requirements of the SEC, the following table discloses additional information with respect to these stock options:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information(2)

Charles F. Willis, IV	3/19/2025	231,000	186.90	13,809,180	3.941%

(1) The amount reported in this column reflects the grant-date fair value of the option award as determined under the principles used to calculate the grant-date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in Note 12 of the “Notes to Consolidated Financial Statements” in our Annual Report on Form 10-K for the year ended December 31, 2025.

(2) Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $178.89 on March 18, 2025) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $185.94 on March 20, 2025).

Awards Close in Time to MNPI Disclosures
Name	Charles F. Willis, IV
Underlying Securities | Securities	231,000
Exercise Price | $ / shares	$ 186.9
Fair Value as of Grant Date | $	$ 13,809,180
Underlying Security Market Price Change	3.941